Note 18 Sensitivity analysis for main assumptions Mexico (Details) - MEXICO		Dec. 31, 2022 Rate	Dec. 31, 2021 Rate	Dec. 31, 2020 Rate
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	12.70%	14.50%	15.30%
Increase of 50 basis points [Member]
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[2]	7.00%
Growth rate used to extrapolate cash flow projections Mexico	[2]	5.00%
Decrease of 50 basis points [Member]
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[2]	8.00%
Growth rate used to extrapolate cash flow projections Mexico	[2]	(5.00%)

[1]	(1) After tax discount rates.
[2]	(1) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.